Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.0%)
Brazil (7.4%)
	Petroleo Brasileiro SA ADR (XNYS)	693,465	9,896
	Ambev SA	4,070,866	8,334
	Natura & Co. Holding SA	2,838,000	7,491
	Vale SA	516,600	5,629
	Banco Do Brasil SA	880,700	4,134
	Cia de Saneamento Basico do Estado de Sao Paulo	199,847	3,118
	Petroleo Brasileiro SA ADR	215,705	2,839
	Neoenergia SA	876,600	2,808
	B3 SA - Brasil Bolsa Balcao	1,377,600	2,643
	TIM SA	714,089	2,208
	Banco Santander Brasil SA	386,807	1,959
	Banco Bradesco SA ADR	712,525	1,582
	Petroleo Brasileiro SA	215,139	1,544
	Weg SA	166,200	1,489
	BB Seguridade Participacoes SA	135,752	844
	Raia Drogasil SA	94,424	461
	Rumo SA	112,700	441
*,1	Hapvida Participacoes e Investimentos SA	462,662	333
[1]	Rede D'Or Sao Luiz SA	47,000	229
			57,982
Canada (1.4%)
	First Quantum Minerals Ltd.	368,983	4,517
	Lundin Mining Corp.	317,225	3,203
	Parex Resources Inc.	122,955	1,844
*	Valeura Energy Inc.	301,950	969
			10,533
Chile (0.2%)
	Banco De Chile	11,796,231	1,405
China (22.8%)
	Tencent Holdings Ltd.	672,443	31,031
	Alibaba Group Holding Ltd.	1,882,633	18,526
	China Merchants Bank Co. Ltd. Class H	2,692,395	11,160
	Haier Smart Home Co. Ltd. Class H	3,177,200	10,388
*	Baidu Inc. Class A	801,150	8,883
	China Overseas Land & Investment Ltd.	5,397,679	8,726
	Weichai Power Co. Ltd. Class H	4,650,000	7,442
	Ping An Insurance Group Co. of China Ltd. Class H	1,502,000	6,523
	Zhongsheng Group Holdings Ltd.	2,882,508	4,497
	ZTO Express Cayman Inc. ADR	217,785	4,127
	Kweichow Moutai Co. Ltd. Class A	19,385	3,811
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	123,002	3,169
	Shenzhou International Group Holdings Ltd.	365,800	3,097
	GF Securities Co. Ltd. Class H	3,366,800	2,894
*,1	Meituan Class B	203,593	2,819
	KE Holdings Inc. ADR	201,697	2,794
	Midea Group Co. Ltd. Class A	293,686	2,590
	Tencent Music Entertainment Group ADR	174,761	2,478
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,405
	ENN Energy Holdings Ltd.	318,174	2,226
*,2	Luckin Coffee Inc. ADR	104,637	2,185
	JD.com Inc. Class A	146,951	1,938
	Zijin Mining Group Co. Ltd. Class H	898,000	1,821
*	Trip.com Group Ltd.	42,468	1,813
*	PDD Holdings Inc. ADR	13,110	1,690
	CIMC Enric Holdings Ltd.	1,810,000	1,684
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	909,600	1,634
	China Pacific Insurance Group Co. Ltd. Class H	591,200	1,571
	Brilliance China Automotive Holdings Ltd.	3,180,000	1,556

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
	KE Holdings Inc. Class A	336,470	1,556
	Anker Innovations Technology Co. Ltd. Class A	188,630	1,420
	ANTA Sports Products Ltd.	145,413	1,302
	Bank of Ningbo Co. Ltd. Class A	414,710	1,234
*,1	Kuaishou Technology	212,900	1,192
	Anhui Conch Cement Co. Ltd. Class H	487,714	1,189
*	BeiGene Ltd.	85,350	1,086
	Ping An Bank Co. Ltd. Class A	680,340	968
	Li Ning Co. Ltd.	494,000	920
	BYD Co. Ltd. Class H	30,096	891
	Proya Cosmetics Co. Ltd. Class A	68,479	869
	PICC Property & Casualty Co. Ltd. Class H	591,500	776
	China National Building Material Co. Ltd. Class H	2,229,983	739
*	Baidu Inc. ADR	8,144	721
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	694
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	627,850	585
	Jiangsu Hengrui Medicine Co. Ltd. Class A	85,945	502
[1]	CSC Financial Co. Ltd. Class H	673,657	476
	H World Group Ltd. ADR	15,678	470
*,1	Innovent Biologics Inc.	93,000	460
	Alibaba Group Holding Ltd. ADR	5,533	436
*	Minth Group Ltd.	289,595	406
	Sino Biopharmaceutical Ltd.	969,452	348
*	Zai Lab Ltd. ADR	17,721	337
*	Zai Lab Ltd.	171,600	325
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	6,600	235
[1]	China Resources Mixc Lifestyle Services Ltd.	79,133	222
	JOYY Inc. ADR	6,542	218
	Sinopharm Group Co. Ltd. Class H	81,700	192
[1]	Yadea Group Holdings Ltd.	142,000	191
	Lufax Holding Ltd. ADR	61,296	174
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	28,500	163
	China National Accord Medicines Corp. Ltd. Class A (XSHE)	33,984	142
	Amoy Diagnostics Co. Ltd. Class A	37,094	97
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	33,080	87
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	3,800	77
			177,178
Greece (0.1%)
	Alpha Services and Holdings SA	353,714	653
Hong Kong (3.1%)
[1]	WH Group Ltd.	10,775,500	7,005
	Galaxy Entertainment Group Ltd.	1,309,000	5,503
	Pacific Basin Shipping Ltd.	11,126,139	3,341
	Yue Yuen Industrial Holdings Ltd.	2,025,500	3,306
	Man Wah Holdings Ltd.	3,934,804	2,321
	AIA Group Ltd.	315,378	2,109
[1]	BOC Aviation Ltd.	105,000	921
			24,506
Hungary (1.4%)
	OTP Bank Nyrt	109,597	5,618
	MOL Hungarian Oil & Gas plc	420,090	3,274
	Richter Gedeon Nyrt	64,810	1,848
			10,740
India (13.5%)
	Reliance Industries Ltd.	467,633	16,859
	HDFC Bank Ltd.	463,445	8,956
	Axis Bank Ltd.	571,455	7,983
	Tata Consultancy Services Ltd.	111,073	5,832
	Tech Mahindra Ltd.	226,189	4,213
*	Jio Financial Services Ltd.	1,064,802	4,193
	Adani Ports & Special Economic Zone Ltd.	201,604	3,791
	UltraTech Cement Ltd.	21,848	3,106
	Shriram Finance Ltd.	86,725	3,043
	Bharti Airtel Ltd. (XNSE)	165,706	2,960
[1]	HDFC Life Insurance Co. Ltd.	342,609	2,933
	Kotak Mahindra Bank Ltd.	132,461	2,870
	Infosys Ltd. ADR	117,440	2,599
*	Delhivery Ltd.	481,920	2,331

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
	Godrej Consumer Products Ltd.	128,144	2,210
	Larsen & Toubro Ltd.	48,140	2,198
	Varun Beverages Ltd.	98,388	1,856
	HDFC Bank Ltd. ADR	30,252	1,815
	Mahindra & Mahindra Ltd.	50,756	1,767
	IndusInd Bank Ltd.	101,991	1,743
*	PB Fintech Ltd.	96,156	1,673
	Ambuja Cements Ltd.	204,772	1,666
	Ashok Leyland Ltd.	517,460	1,593
[1]	SBI Life Insurance Co. Ltd.	74,695	1,568
	Tata Consumer Products Ltd.	109,378	1,556
	UPL Ltd.	213,936	1,465
*	Amber Enterprises India Ltd.	24,927	1,294
	Hindustan Unilever Ltd.	39,075	1,264
	Bajaj Auto Ltd.	9,875	1,141
	Colgate-Palmolive India Ltd.	27,593	1,126
	Jubilant Foodworks Ltd.	143,434	1,028
*	KEC International Ltd.	87,200	967
	Eicher Motors Ltd.	15,062	894
	Tata Steel Ltd.	411,728	815
	Havells India Ltd.	33,037	731
	Apollo Hospitals Enterprise Ltd.	7,895	625
*	Cipla Ltd.	31,635	585
	Torrent Pharmaceuticals Ltd.	13,696	520
*	GMR Airports Infrastructure Ltd.	425,556	519
	Oil & Natural Gas Corp. Ltd.	120,416	481
	Infosys Ltd.	10,401	231
	Fortis Healthcare Ltd.	32,811	197
	DLF Ltd.	18,497	197
			105,394
Indonesia (1.8%)
	Bank Rakyat Indonesia Persero Tbk PT	43,937,274	12,642
	Unilever Indonesia Tbk PT	3,521,100	529
	Mitra Adiperkasa Tbk PT	5,478,200	489
	Map Aktif Adiperkasa PT	4,246,500	212
			13,872
Kazakhstan (0.9%)
[2]	Kaspi.KZ JSC ADR (Registered)	49,538	6,446
*,1	Air Astana JSC GDR	56,396	395
			6,841
Mexico (1.8%)
	Grupo Financiero Banorte SAB de CV Class O	502,965	3,769
	Wal-Mart de Mexico SAB de CV	1,059,707	3,524
	Fomento Economico Mexicano SAB de CV ADR	31,778	3,504
	Cemex SAB de CV ADR	204,885	1,315
	Grupo Mexico SAB de CV Series B	227,263	1,281
	Corp. Inmobiliaria Vesta SAB de CV	103,400	303
			13,696
Philippines (0.4%)
	Bdo Unibank Inc.	1,047,881	2,465
	Ayala Land Inc.	673,858	341
			2,806
Poland (0.5%)
*,1	Allegro.eu SA	282,492	2,595
	KGHM Polska Miedz SA	43,315	1,489
			4,084
Romania (0.2%)
	Banca Transilvania SA	304,536	1,921
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	GMK Norilskiy Nickel PAO	124,700	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	102,385	—

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
*,3	Novatek PJSC GDR (Registered)	6,724	—
*,2,3	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (0.7%)
	Saudi Awwal Bank	253,548	2,653
	Saudi Tadawul Group Holding Co.	38,467	2,373
	Mouwasat Medical Services Co.	9,751	314
			5,340
Singapore (0.9%)
	Wilmar International Ltd.	2,828,700	6,745
South Africa (2.2%)
	Sasol Ltd.	590,978	4,792
	FirstRand Ltd.	937,561	4,213
	Anglogold Ashanti plc	76,738	2,155
	Harmony Gold Mining Co. Ltd.	167,978	1,647
	Impala Platinum Holdings Ltd.	291,855	1,499
	Discovery Ltd.	120,015	942
	Absa Group Ltd.	86,596	762
	Naspers Ltd. Class N	3,194	618
	Clicks Group Ltd.	17,733	345
	Mr Price Group Ltd.	18,185	216
			17,189
South Korea (7.9%)
	Samsung Electronics Co. Ltd. (XKRX)	368,003	22,692
	SK Hynix Inc.	52,270	7,497
	Hyundai Motor Co.	30,044	5,475
	Hankook Tire & Technology Co. Ltd.	164,060	5,357
	Hyundai Mobis Co. Ltd.	30,133	4,875
	Shinhan Financial Group Co. Ltd.	97,290	4,279
	DB Insurance Co. Ltd.	49,105	3,968
	KB Financial Group Inc.	61,270	3,961
*	WONIK IPS Co. Ltd.	88,076	2,443
	NAVER Corp.	6,089	777
			61,324
Spain (0.1%)
[2]	Banco Bilbao Vizcaya Argentaria SA. ADR	85,870	905
Taiwan (13.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,304,564	67,227
	MediaTek Inc.	203,330	7,744
	Accton Technology Corp.	333,815	5,233
	United Integrated Services Co. Ltd.	438,000	4,589
	Hon Hai Precision Industry Co. Ltd.	603,685	3,703
	Silergy Corp.	228,000	3,152
	Nien Made Enterprise Co. Ltd.	249,000	3,024
	ASPEED Technology Inc.	17,133	2,159
	Chroma ATE Inc.	213,835	1,991
	Unimicron Technology Corp.	262,000	1,460
	Uni-President Enterprises Corp.	481,500	1,237
	Realtek Semiconductor Corp.	48,415	764
			102,283
Thailand (3.2%)
	SCB X PCL	2,274,300	6,574
	PTT Exploration & Production PCL	1,183,110	4,865
	Bangkok Bank PCL NVDR	870,400	3,346
	Indorama Ventures PCL NVDR	5,776,500	3,135
	Bangkok Bank PCL (Registered)	689,000	2,649
*	True Corp. PCL NVDR	10,094,800	2,629
*	Charoen Pokphand Foods PCL	1,053,127	710
	Kasikornbank PCL	168,353	622
	Bangkok Dusit Medical Services PCL Class F	544,577	402
	Kasikornbank PCL NVDR	25,279	93
			25,025
Turkey (0.3%)
	Akbank TAS	1,401,048	2,617

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
United Arab Emirates (1.0%)
	Abu Dhabi Commercial Bank PJSC	1,883,014	4,562
	Emirates NBD Bank PJSC	363,434	1,889
	Emaar Properties PJSC	329,595	774
	Burjeel Holdings plc	271,988	198
			7,423
United Kingdom (0.8%)
	Anglo American plc	106,083	3,216
[1]	Airtel Africa plc	1,251,220	1,834
	Standard Chartered plc	79,149	782
	Fresnillo plc	48,362	367
			6,199
United States (5.6%)
*	MercadoLibre Inc.	6,388	10,661
	Credicorp Ltd.	47,508	8,107
	Cognizant Technology Solutions Corp. Class A	82,134	6,216
*	Coupang Inc.	156,717	3,252
*	NU Holdings Ltd. Class A	249,452	3,026
*	Sea Ltd. ADR	43,108	2,832
*	Fabrinet	10,786	2,379
*	Grab Holdings Ltd. Class A	707,829	2,336
	Copa Holdings SA Class A	23,489	2,085
*	WNS Holdings Ltd.	18,202	1,084
*	Legend Biotech Corp. ADR	9,313	525
	Ternium SA ADR	13,583	471
*	MakeMyTrip Ltd.	4,903	459
			43,433
Vietnam (0.7%)
	Vietnam Dairy Products JSC	1,482,100	4,204
	Mobile World Investment Corp.	623,600	1,579
			5,783
Total Common Stocks (Cost $656,433)			715,877
Preferred Stocks (2.8%)
	Cia Energetica de Minas Gerais Preference Shares	2,993,084	5,747
	Samsung Electronics Co. Ltd. Preference Shares	89,612	4,266
	Itau Unibanco Holding SA Preference Shares	696,900	4,174
	Petroleo Brasileiro SA Preference Shares	617,100	4,081
	Banco Bradesco SA Preference Shares	1,130,600	2,485
	Raizen SA Preference Shares	2,692,100	1,423
Total Preferred Stocks (Cost $21,561)			22,176
Rights (0.0%)
*	Tata Consumer Products Ltd. Exp. 8/19/24 (Cost $—)	4,206	19
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $7,608)	76,091	7,608
Total Investments (95.8%) (Cost $685,602)			745,680
Other Assets and Liabilities—Net (4.2%)			32,388
Net Assets (100%)			778,068
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $23,173,000, representing 3.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,025,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,712,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Vanguard® Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2024	551	30,209	418
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Emerging Markets Select Stock Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	127,049	—	—	127,049
Common Stocks—Other	29,550	559,278	—	588,828
Preferred Stocks	17,910	4,266	—	22,176
Rights	—	19	—	19
Temporary Cash Investments	7,608	—	—	7,608
Total	182,117	563,563	—	745,680
Derivative Financial Instruments
Assets
Futures Contracts[1]	418	—	—	418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,626	8,451	11,234	105	52	89	—	—
Vanguard Market Liquidity Fund	40,943	NA1	NA1	(44)	(7)	1,532	—	7,608
Total	43,569	8,451	11,234	61	45	1,621	—	7,608
1	Not applicable—purchases and sales are for temporary cash investment purposes.